Other Income and Expenses - Summary of Other Income and Expenses (Detail) $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Material income and expense [abstract]
Loss on damages and claims			$ (120,744)	$ (298,778)	$ (374,613)
Gains on disposal of property, plant and equipment and other assets		$ 5,080	150,579	32,615	31,293
Gains on disposal of non-current assets held for sales	$ 19,402	655	19,402	0	0
Impairment loss on property, plant and equipment		(2,977)	(88,231)	(91,247)	(64,996)
Others			166,040	240,404	152,499
Other income and expense		$ 4,286	$ 127,046	$ (117,006)	$ (255,817)